Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C.  20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

July 6, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	AB Cap Fund, Inc. - AB Small Cap Growth Portfolio (File Nos. 2-29901 and 811-01716) AB Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730)

Ladies and Gentlemen:

On behalf of the above-referenced AB Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933.  In this regard, we certify that the Funds' Prospectus offering Class Z shares for the Funds and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Funds' registration statement.  The post-effective amendment was filed electronically with the Securities and Exchange Commission on June 26, 2015.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Mark F. Samra
Mark F. Samra

cc:	Kathleen K. Clarke